TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance For impairment of accounts receivable, beginning	€ 34	€ 101	€ 30
Allowance For impairment of accounts receivable Additions	65		71
Allowance For impairment of accounts receivable reversal		(67)
Allowance For impairment of accounts receivable, ending	€ 99	€ 34	€ 101